RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12 RELATED PARTY TRANSACTIONS

There were no new related party transactions that have or could have materially affected the financial position or performance of the Group in the six months to 30 June 2026.